INCOME TAX AND MINIMUM PRESUMED INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2019
Income tax and minimum presumed income tax
Schedule of income tax and minimum presumed income tax recoverable and payable

	06/30/2019	06/30/2018	06/30/2017
Current assets
Income tax	1,263,795	2,082,269	1,701,382

	1,263,795	2,082,269	1,701,382
Non-current assets
Income tax	—	—	95,565
Minimum presumed income tax	1,184	126,653	220,000
	1,184	126,653	315,565

	06/30/2019	06/30/2018	06/30/2017
Liabilities
Income tax	142,028	2,569	29,788
	142,028	2,569	29,788

Schedule of deferred tax assets and liabilities

Deferred tax assets	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Tax Loss-Carry Forward	2,663,813	3,638,269	1,059,746	753,359
Changes in fair value of financial assets or liabilities	32,062	35,944	96,394	87,467
Trade receivables	374,425	462,756	829,095	804,481
Allowances	—	370,930	805,375	935,415
Inventories	—	710,391	367,682	519,310
Intangible assets	—	15,098	38,241	48,426
Contingencies	—	—	13,612	—
Goverment grants	2,649	9,360	41,616	54,572
Others	670,760	359,073	120,340	1,446,474
Total deferred tax assets	3,743,709	5,601,821	3,372,101	4,649,504

Deferred tax liabilities	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Intangible assets	(9,458,239)	(5,071,808)	(12,633,408)	(13,609,901)
Property, plant and equipment depreciation	(9,618,648)	(8,497,756)	(12,923,320)	(12,738,676)
Borrowings	(13,170)	(19,372)	(39,257)	(27,482)
Contingencies	—	(2,709)	—	—
Inflation tax adjustment	(1,706,092)	—	—	—
Allowances	(152,159)	—	—	—
Inventories	(153,563)	—	—	—
Others	—	(297)	(15,942)	(9,727)
Total deferred tax liabilities	(21,101,871)	(13,591,942)	(25,611,927)	(26,385,786)

Net deferred tax	(17,358,162)	(7,990,121)	(22,239,826)	(21,736,282)

The roll forward of deferred tax assets and liabilities as of June 30, 2019, 2018, 2017 and December 31, 2016 are as follows:

				Transfer
		Adquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2018	S.A.	provision	liabilities	to OCI	difference	06/30/2019
Tax Loss-Carry Forward	3,638,269	113,289	(1,306,198)	—	—	218,453	2,663,813
Changes in fair value of financial assets or liabilities	35,944	25,868	(33,200)	—	—	3,450	32,062
Trade receivables	462,756	—	(114,765)	—	—	26,434	374,425
Allowances	370,930	—	(555,679)	152,159	—	32,590	—
Inventories	710,391	—	(119,316)	153,563	—	(744,638)	—
Intangible assets	15,098	(482,387)	(22,467)	476,174	—	13,582	—
Goverment grants	9,360	—	(7,262)	—	—	551	2,649
Others	359,073	—	290,552	—	—	21,135	670,760
Total deferred tax assets	5,601,821	(343,230)	(1,868,335)	781,896	—	(428,443)	3,743,709

				Transfer
		Adquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2018	S.A.	provision	assets	to OCI	difference	06/30/2019
Intangible assets	(5,071,808)	—	(937,962)	(476,174)	—	(2,972,295)	(9,458,239)
Property, plant and equipment depreciation	(8,497,756)	—	(335,077)	—	576,453	(1,362,268)	(9,618,648)
Borrowings	(19,372)	—	7,342	—	—	(1,140)	(13,170)
Contingencies	(2,709)	—	2,869	—	—	(160)	—
Inflation tax adjustment	—	—	(1,706,092)	—	—	—	(1,706,092)
Allowances	—	—	—	(152,159)	—	—	(152,159)
Inventories	—	—	—	(153,563)	—	—	(153,563)
Others	(297)	—	314	—	—	(17)	—
Total deferred tax liabilities	(13,591,942)	—	(2,968,606)	(781,896)	576,453	(4,335,880)	(21,101,871)

			Transfer
			from
			deferred
	Balance	Income tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2017	provision	liabilities	to OCI	difference	06/30/2018
Tax Loss-Carry Forward	1,059,746	3,631,690	—	—	(1,053,167)	3,638,269
Changes in fair value of financial assets or liabilities	96,394	(27,872)	—	—	(32,578)	35,944
Trade receivables	829,095	(16,762)	—	—	(349,577)	462,756
Allowances	805,375	(143,397)	—	—	(291,048)	370,930
Inventories	367,682	(767,844)	—	—	1,110,553	710,391
Intangible assets	38,241	(11,570)	—	—	(11,573)	15,098
Contingencies	13,612	—	(13,612)	—	—	—
Goverment grants	41,616	(21,647)	—	—	(10,609)	9,360
Others	120,340	319,514	12,464	—	(93,245)	359,073
Total deferred tax assets	3,372,101	2,962,112	(1,148)	—	(731,244)	5,601,821

			Transfer
			from
	Balance	Income tax	deferred	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2017	provision	tax assets	to OCI	difference	06/30/2018
Intangible assets	(12,633,408)	(1,114,442)	—	—	8,676,042	(5,071,808)
Property, plant and equipment depreciation	(12,923,320)	2,811,852	—	(4,507,311)	6,121,023	(8,497,756)
Borrowings	(39,257)	3,720	—	—	16,165	(19,372)
Contingencies	—	(15,442)	13,612	—	(879)	(2,709)
Others	(15,942)	24,617	(12,464)	—	3,492	(297)
Total deferred tax liabilities	(25,611,927)	1,710,305	1,148	(4,507,311)	14,815,843	(13,591,942)

Net deferred tax	(22,239,826)	4,672,417	—	(4,507,311)	14,084,599	(7,990,121)

			Transfer
			from
	Balance	Income tax	deferred tax	Charge	Conversion	Balance
Deferred tax assets	12/31/2016	provision	liabilities	to OCI	difference	06/30/2017
Tax Loss-Carry Forward	753,359	360,007	—	—	(53,620)	1,059,746
Changes in fair value of financial assets or liabilities	87,467	13,216	—	—	(4,289)	96,394
Trade receivables	804,481	60,520	—	—	(35,906)	829,095
Allowances	935,415	(83,964)	—	—	(46,076)	805,375
Inventories	519,310	(128,450)	—	—	(23,178)	367,682
Intangible assets	48,426	(8,577)	—	—	(1,608)	38,241
Contingencies	—	14,301	—	—	(689)	13,612
Goverment grants	54,572	(11,218)	—	—	(1,738)	41,616
Others	1,446,474	877,016	—	—	(2,203,150)	120,340
Total deferred tax assets	4,649,504	1,092,851	—	—	(2,370,254)	3,372,101

			Transfer
			from
	Balance	Income tax	deferred tax	Charge	Conversion	Balance
Deferred tax liabilities	12/31/2016	provision	assets	to OCI	difference	06/30/2017
Intangible assets	(13,609,901)	802,280	—	—	174,213	(12,633,408)
Property, plant and equipment depreciation	(12,738,676)	616,622	—	(936,029)	134,763	(12,923,320)
Borrowings	(27,482)	(13,002)	—	—	1,227	(39,257)
Others	(9,727)	(6,649)	—	—	434	(15,942)
Total deferred tax liabilities	(26,385,786)	1,399,251	—	(936,029)	310,637	(25,611,927)

Net deferred tax	(21,736,282)	2,492,102	—	(936,029)	(2,059,617)	(22,239,826)

		Income
	Balance	tax	Business	Charge to	Conversion	Balance
Deferred tax assets	12/31/2015	provision	combination	OCI	difference	12/31/2016
Tax Loss-Carry Forward	258,194	520,957	—	—	(25,792)	753,359
Changes in fair value of financial assets or liabilities	61,913	28,642	—	—	(3,088)	87,467
Trade receivables	—	—	804,481	—	—	804,481
Allowances	119,651	(9,559)	656,327	—	168,996	935,415
Inventories	(246,720)	935,283	(234,278)	—	65,025	519,310
Intangible assets	78,956	(41,366)	12,510	—	(1,674)	48,426
Goverment grants	53,477	29,362	—	—	(28,267)	54,572
Others	—	32,468	1,394,601	—	19,405	1,446,474
Total deferred tax assets	325,471	1,495,787	2,633,641	—	194,605	4,649,504

		Income
	Balance	tax	Business	Charge to	Conversion	Balance
Deferred tax liabilities	12/31/2015	provision	combination	OCI	difference	12/31/2016
Intangible assets	—	—	(13,609,901)	—	—	(13,609,901)
Property, plant and equipment depreciation	(53,679)	(18,703)	(12,699,878)	—	33,584	(12,738,676)
Borrowings	—	—	(27,482)	—	—	(27,482)
Others	—	13,696	(17,833)	—	(5,590)	(9,727)
Total deferred tax liabilities	(53,679)	(5,007)	(26,355,094)	—	27,994	(26,385,786)

Net deferred tax	271,792	1,490,780	(23,721,453)	—	222,599	(21,736,282)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Loss before income tax-rate 0%	(21,669,883)	—	—	—
Profit before income tax-rate 21%	1,264	—	—	—
Loss before income tax-rate 35%	—	(21,621,007)	(11,195,800)	(8,042,536)
Profit/(Loss) before income tax-rate 30%	12,296,011	(3,618,756)	—	—
Income tax charge by applying tax rate to profit/(loss) before tax:	(3,689,069)	8,652,979	3,918,530	2,814,888
Share of profit or loss of subsidies, joint ventures and associates	(44,721)	(1,448,925)	(571,587)	(977,061)
Stock options charge	78,681	(8,898)	(8,978)	(15,339)
Rate change adjustment	(54,735)	3,768,518	—	—
Allowance for unused tax losses	—	(59,879)	—	(46,553)
Non-deductible expenses and untaxed gains	(254,201)	(732,442)	(312,477)	84,712
Representation expenses	(136,614)	(204,897)	—	—
Foreign investment coverage	233,634	—	—	—
Result por inflation effect on monetary items	(3,119,259)	—	—	—
Others	—	962,061	(208,237)	—
Income tax (expense) benefit	(6,986,284)	10,928,517	2,817,251	1,860,647

Schedule of statutory taxes rates

	Income tax rate
Tax jurisdiction	2019	2018	2017	2016
Argentina	30%	30% - 35%	35%	35%
Cayman	0%	—	—	—
United State of America	21%	—	—	—

Schedule of current tax

	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Current tax expense	(2,149,343)	6,256,100	325,149	369,867
Deferred tax	(4,836,941)	4,672,417	2,492,102	1,490,780
Total	(6,986,284)	10,928,517	2,817,251	1,860,647

Schedule of carry forward tax losses

The charge for income tax charged directly to profit or loss and the amount and expiry date of carry forward tax losses as of June 30, 2019 are as follows:

	Tax-Loss	Tax-Loss
Fiscal year	Carry forward	Carry forward	Prescription
2015	125,442	31,389	2020
2016	741,741	185,435	2021
2017	1,149,203	283,096	2022
2018	402,956	104,943	2023
2019	668,458	194,200	2024
2019	8,879,763	1,864,750	2039
Total	11,967,563	2,663,813

Argentina
Income tax and minimum presumed income tax
Schedule of carry forward tax losses	The amount and expiry date of unused tax credits of Argentina minimum presumed income tax as of June 30, 2019 is as follows:

Fiscal year	Amount	Prescription
2016	1,184	2026
Total	1,184